Derivative financial instruments - Disclosure of total derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	£ 83,792,768	£ 64,625,859
Derivative assets	292,356	256,111
Derivative liabilities	(279,331)	(249,880)
At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	291,562	255,219
Derivative assets held for held for risk management	794	892
Derivative assets	292,356	256,111
Derivative liabilities held for trading	(278,636)	(249,380)
Derivative liabilities held for risk management	(695)	(500)
Derivative liabilities	(279,331)	(249,880)
Held for risk management
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	221,158	212,817
Held for risk management | At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	794	892
Derivative liabilities held for risk management	(695)	(500)
Held for trading
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	83,571,610	64,413,042
Held for trading | At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	291,562	255,219
Derivative liabilities held for trading	£ (278,636)	£ (249,380)